UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21327

Dreyfus Premier Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Balanced Opportunity Fund
August 31, 2007 (Unaudited)

Common Stocks--65.3%	Shares	Value ($)

Consumer Discretionary--4.5%
Best Buy	16,920	743,634
Coach	19,670 a	875,905
Gap	98,940	1,856,114
Johnson Controls	19,230	2,174,913
Liberty Global, Ser. C	22,350 a	881,707
Lowe's Cos.	26,310	817,189
McDonald's	70,160	3,455,380
News, Cl. A	70,750	1,431,273
Omnicom Group	94,170	4,796,078
Ross Stores	25,360	705,769
Target	27,850	1,836,151
TJX Cos.	76,360	2,328,216
Toll Brothers	23,420 a,b	500,251
Walt Disney	62,230	2,090,928
		24,493,508
Consumer Staples--5.8%
Altria Group	106,920	7,421,317
Cadbury Schweppes, ADR	25,840	1,220,423
Clorox	14,270	853,346
Coca-Cola	17,210	925,554
Coca-Cola Enterprises	148,260 b	3,531,553
Colgate-Palmolive	11,980	794,513
CVS	61,790	2,336,898
Kraft Foods, Cl. A	53,100	1,702,386
Kroger	83,240	2,212,519
PepsiCo	30,890	2,101,447
Procter & Gamble	45,290	2,957,890
Smithfield Foods	31,330 a	1,025,431
SUPERVALU	46,720	1,969,248
Wal-Mart Stores	64,630	2,819,807
		31,872,332
Energy--7.9%
Anadarko Petroleum	19,130	936,987
Cameron International	15,730 a	1,286,242
Chesapeake Energy	94,680 b	3,054,377
Chevron	108,670	9,536,879
ConocoPhillips	78,370	6,417,719
Devon Energy	37,310	2,809,816
El Paso	81,250 b	1,289,437
ENSCO International	24,390	1,322,426
EOG Resources	27,430 b	1,847,685
Exxon Mobil	10,450	895,879
Hess	30,480	1,870,558
Marathon Oil	35,950	1,937,346
Nabors Industries	41,840 a	1,238,046
National Oilwell Varco	18,740 a	2,398,720
Occidental Petroleum	49,680	2,816,359
XTO Energy	65,190	3,543,728
		43,202,204
Exchange Traded Funds--.7%
iShares Russell 1000 Value Index
Fund	22,160 b	1,853,906
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	13,050 b	1,926,049

		3,779,955
Financial--15.0%
American Express	48,880	2,865,346
American International Group	101,470	6,697,020
AON	21,440	928,781
Bank of America	84,470	4,280,940
Capital One Financial	45,340 b	2,931,684
Chubb	33,780	1,727,171
CIT Group	68,510	2,573,921
Citigroup	183,520	8,603,418
CME Group	3,570 b	1,980,636
Countrywide Financial	13,330 b	264,600
Discover Financial Services	11,070 a	256,160
Fannie Mae	59,810	3,924,134
First American	9,810	410,352
Freddie Mac	53,340	3,286,277
Genworth Financial, Cl. A	47,560	1,378,289
Goldman Sachs Group	7,310	1,286,633
Hartford Financial Services Group	16,740	1,488,353
Interactive Brokers Group, Cl. A	54,460 a	1,457,350
JPMorgan Chase & Co.	179,590	7,995,347
Lincoln National	23,330	1,420,330
MBIA	15,020 b	901,200
Merrill Lynch & Co.	62,990 b	4,642,363
MetLife	50,170	3,213,389
Morgan Stanley	55,970	3,490,849
PMI Group	77,770	2,463,754
PNC Financial Services Group	20,450	1,439,066
Principal Financial Group	15,940	884,511
T. Rowe Price Group	36,720	1,884,470
Wachovia	111,580	5,465,188
Wells Fargo & Co.	66,820	2,441,603
		82,583,135
Health Care--6.1%
Abbott Laboratories	54,040	2,805,216
Aetna	17,260	878,707
Amgen	13,410 a	671,975
Baxter International	82,390	4,511,676
Becton, Dickinson & Co.	12,240	941,746
CIGNA	29,800	1,540,064
Covidien	10,255 a	408,457
Hospira	57,370 a	2,217,351
Merck & Co.	87,390	4,384,356
Pfizer	60,920	1,513,253
Schering-Plough	169,600	5,091,392
Thermo Fisher Scientific	68,640 a	3,722,347
Wyeth	67,740	3,136,362
Zimmer Holdings	17,410 a	1,363,725
		33,186,627
Industrial--6.2%
Deere & Co.	6,230	847,654
Dover	52,650	2,600,910
Eaton	42,940	4,045,807
Emerson Electric	37,520	1,847,110
General Electric	296,170	11,512,128
Goodrich	22,880	1,445,101
Honeywell International	18,550	1,041,582
L-3 Communications Holdings	12,280	1,209,703
Navistar International	14,070 a	787,638
Raytheon	32,060	1,966,560
Textron	60,420	3,524,903

Tyco International			10,255	452,861
Union Pacific			8,330	929,378
US Airways Group			15,860 a	490,867
Waste Management			23,690	892,402
				33,594,604
Information Technology--10.2%
Amphenol, Cl. A			36,130	1,304,654
Apple			20,920 a	2,897,002
Broadcom, Cl. A			32,340 a	1,115,730
Cisco Systems			290,830 a	9,283,294
Cognizant Technology Solutions,
Cl. A			36,620 a	2,691,936
EMC/Massachusetts			115,370 a	2,268,174
First Data			1	33
Google, Cl. A			4,680 a	2,411,370
Hewlett-Packard			102,580 b	5,062,323
Intel			141,010	3,631,008
International Business Machines			12,670 b	1,478,462
Jabil Circuit			38,800	861,360
JDS Uniphase			127,320 a,b	1,853,779
McAfee			50,390 a	1,801,442
Microsoft			187,430	5,384,864
National Semiconductor			62,200	1,637,104
NCR			53,190 a	2,647,266
Oracle			111,690 a	2,265,073
QUALCOMM			71,950	2,870,086
Research In Motion			19,650 a	1,678,307
Texas Instruments			72,530	2,483,427
Western Union			1	19
				55,626,713
Materials--2.5%
Air Products & Chemicals			34,560 b	3,110,746
Allegheny Technologies			26,250	2,608,987
Celanese, Ser. A			47,410	1,702,967
Cytec Industries			13,150	873,160
Freeport-McMoRan Copper & Gold			9,830	859,339
Mosaic			62,100 a,b	2,609,442
Rohm & Haas			24,770	1,400,496
Smurfit-Stone Container			67,940 a,b	717,446
				13,882,583
Telecommunication Services--3.3%
AT & T			268,250	10,695,127
Verizon Communications			171,420	7,179,070
				17,874,197
Utilities--3.1%
Constellation Energy Group			17,270	1,432,374
Entergy			17,090	1,770,866
Exelon			18,620	1,315,875
Mirant			27,010 a	1,052,580
NRG Energy			85,810 a,b	3,268,503
PG & E			44,980	2,001,610
Questar			34,210	1,709,474
Sempra Energy			59,110	3,252,823
Southern			25,190	893,993
				16,698,098
Total Common Stocks
(cost $333,319,262)				356,793,956
	Coupon	Maturity	Principal
Bonds and Notes--34.4%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--.2%
Americredit Prime Automobile

Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000	208,678
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	230,000	225,967
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. C	5.80	2/15/13	170,000	169,272
Wachovia Automobile Loan Owner
Trust, Ser. 2007-1, Cl. D	5.65	2/20/13	735,000	705,211
				1,309,128
Asset-Backed Ctfs./Home Equity Loans--.1%
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M8	7.00	6/25/37	115,000 c	61,257
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M9	7.00	6/25/37	305,000 c	254,675
Sovereign Commercial Mortgage
Securities, Ser. 2007-C1, Cl. D	5.83	7/22/30	320,000 c,d	277,802
				593,734
Commercial Mortgage Pass-Through Ctfs.--2.4%
Banc of America Commercial
Mortgage, Ser. 2003-1, Cl. A1	3.88	9/11/36	995,773	964,725
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	225,000	221,538
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	595,000	579,208
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	250,000 d	245,712
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	665,000 d	650,297
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	730,000 d	715,546
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	2,000,000	1,957,985
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	5.77	3/6/20	475,000 c,d	473,700
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	6.38	3/6/20	275,000 c,d	268,433
Greenwich Capital Commercial
Funding, Ser. 2007-GG9, Cl. AAB	5.44	3/10/39	1,200,000	1,185,658
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	895,000	863,195
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A4	5.62	7/12/34	2,290,000	2,296,220
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	1,550,000	1,557,746
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A2	5.80	6/11/42	425,000 c	428,052
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	261,000 d	254,393
TIAA Real Estate,
Ser. 2007-C4, Cl. A3	6.10	8/15/39	350,000	351,962
				13,014,370
Communications--.6%
France Telecom,
Notes	8.50	3/1/31	375,000 c	480,172
KPN,
Sr. Unsub. Bonds	8.38	10/1/30	275,000	312,297
News America,

Notes	5.30	12/15/14	500,000	487,374
Pacific Bell,
Notes	6.13	2/15/08	1,000,000	1,002,628
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	475,000	481,684
Verizon Communications,
Sr. Notes	5.85	9/15/35	500,000	469,059
				3,233,214
Consumer Discretionary--.3%
AOL Time Warner,
Gtd. Notes	6.75	4/15/11	535,000	556,507
Federated Retail Holding,
Gtd. Bonds	5.35	3/15/12	475,000	470,209
Time Warner Cable,
Sr. Unscd. Notes	5.85	5/1/17	635,000 d	621,768
				1,648,484
Financial--6.4%
Aegon Funding,
Gtd. Notes	5.75	12/15/20	900,000	900,285
Allstate,
Jr. Sub. Debs.	6.50	5/15/57	225,000 b,c	207,728
American International Group,
Notes	5.38	10/18/11	465,000	467,197
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	225,000 c	224,961
Amvescap,
Sr. Unscd. Notes	5.38	12/15/14	310,000	303,598
Bank of America,
Sr. Notes	4.38	12/1/10	665,000	649,662
Boeing Capital,
Sr. Notes	7.38	9/27/10	580,000	622,996
Boston Properties,
Sr. Notes	5.63	4/15/15	925,000	910,626
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	720,000 d	638,297
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	600,000 c,d	570,905
Colonial Bank,
Sub. Notes	6.38	12/1/15	585,000	581,413
Countrywide Financial,
Gtd. Notes	5.80	6/7/12	420,000	395,091
Credit Suisse First Boston USA,
Notes	4.13	1/15/10	2,000,000	1,961,522
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	556,000 c	528,069
ERP Operating,
Notes	4.75	6/15/09	290,000	286,505
ERP Operating,
Notes	5.25	9/15/14	725,000	697,917
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.65	6/1/16	550,000	533,910
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	200,000 c	183,706
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	400,000	383,026
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	900,000 c	854,528
ING Groep,
Sub. Notes	5.78	12/29/49	475,000 c	457,093
Janus Capital Group,
Notes	6.25	6/15/12	425,000	431,188

Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	625,000	560,801
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	550,000	592,129
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	1,200,000	1,167,755
Kaupthing Bank,
Sub. Notes	7.13	5/19/16	275,000 d	282,247
Lehman Brothers Capital Trust VII,
Notes	5.86	11/29/49	275,000 c	252,814
Lehman Brothers Holdings,
Sr. Notes	5.60	8/21/09	600,000 c	583,946
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	250,000	238,234
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	595,000	602,145
Mack-Cali Realty,
Bonds	5.80	1/15/16	925,000	921,597
Marshall and Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	955,000	957,596
Merrill Lynch,
Sub. Notes	5.70	5/2/17	765,000	737,894
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,010,000	1,008,645
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	785,000	773,095
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	1,200,000 c	1,147,236
Northern Rock,
Sub. Notes	6.59	6/28/49	240,000 c,d	231,196
Pricoa Global Funding,
Notes	4.63	6/25/12	1,000,000 d	974,807
Shinsei Finance Cayman,
Jr. Sub. Bonds	6.42	1/29/49	600,000 c,d	569,221
Simon Property Group,
Unscd. Notes	5.75	5/1/12	1,175,000	1,175,610
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	900,000 c,d	843,912
Societe Generale,
Sub. Notes	5.92	4/29/49	950,000 c,d	910,075
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	700,000 c	682,408
USB Capital IX,
Gtd. Notes	6.19	4/15/49	980,000 c	984,843
Wachovia,
Sub. Notes	4.88	2/15/14	2,490,000	2,395,761
Wachovia,
Sub. Notes	6.38	1/15/09	440,000	449,549
Wells Fargo Bank N.A.,
Sub. Notes	7.55	6/21/10	1,000,000	1,059,994
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	700,000	677,291
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	1,150,000	1,159,582
				34,730,606
Food & Beverages--.0%
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	105,000	107,242
Foreign/Governmental--.2%
Republic of South Africa,
Notes	5.88	5/30/22	365,000	352,681

United Mexican States,
Notes, Ser. A	6.75	9/27/34	450,000	489,825
				842,506
Industrial--.4%
Atlas Copco,
Bonds	5.60	5/22/17	240,000 d	237,889
Lubrizol,
Sr. Notes	5.50	10/1/14	485,000	472,293
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	450,000	477,995
Raytheon,
Sr. Notes	5.50	11/15/12	475,000	480,482
Waste Management,
Gtd. Notes	7.38	5/15/29	285,000	304,926
Wellpoint,
Sr. Unsub. Notes	5.88	6/15/17	300,000	300,848
				2,274,433
Real Estate Investment Trusts--.3%
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	260,000	272,369
Duke Realty,
Sr. Notes	5.88	8/15/12	980,000	993,686
Regency Centers,
Sr. Unscd. Notes	5.88	6/15/17	400,000	391,416
				1,657,471
State/Territory Gen Oblg--.2%
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	1,070,000	1,033,534
U.S. Government Agencies--4.8%
Federal Home Loan Mortgage Corp.,
Notes	5.13	8/23/10	7,155,000	7,238,413
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	8,650,000	8,796,877
Federal National Mortgage
Association, Notes	4.75	3/12/10	10,370,000	10,380,847
				26,416,137
U.S. Government Agencies/Mortgage-Backed--13.9%
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/21 - 10/1/35			2,377,801	2,322,789
5.50%, 4/1/22 - 3/1/37			9,997,683	9,803,709
Federal National Mortgage Association:
5.00%			5,930,000 [e]	5,636,228
6.00%			5,930,000 [e]	5,921,639
4.50%, 1/1/21			5,939,367	5,705,363
5.00%, 6/1/20 - 3/1/36			9,893,538	9,502,503
5.50%, 9/1/34 - 10/1/36			13,046,747	12,751,469
6.00%, 4/1/22 - 5/1/37			11,109,545	11,119,813
8.00%, 3/1/30			1,441	1,519
Government National Mortgage Association I:
Ser. 2006-19, Cl. A, 3.39%,
6/16/30			3,063,807	2,966,370
Ser. 2004-103, Cl. A,
3.88%, 12/16/19			5,508,580	5,410,978
Ser. 2007-52, Cl. A, 4.05%,
10/16/25			595,000	577,769
Ser. 2006-66, Cl. A, 4.09%,
1/16/30			891,052	871,253
Ser. 2007-34, Cl. A, 4.27%,
11/16/26			3,010,223	2,956,121

				75,547,523
U.S. Government Securities--4.1%
U.S. Treasury Bonds	4.50	2/15/36	9,016,000 b	8,549,007
U.S. Treasury Notes	4.50	5/15/10	5,090,000 b	5,135,337
U.S. Treasury Notes	4.50	3/31/12	4,330,000 b,f	4,373,304
U.S. Treasury Notes	4.50	5/15/17	4,295,000 b	4,278,224
				22,335,872
Utilities--.5%
Appalachian Power,
Sr. Unscd. Notes	5.65	8/15/12	225,000	227,364
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	725,000	716,142
Consolidated Edison,
Debs., Ser. 07-A	6.30	8/15/37	495,000	497,372
Midamerican Energy Holdings,
Bonds	6.50	9/15/37	475,000 d	480,400
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	550,000	564,340
NiSource Finance,
Gtd. Notes	5.25	9/15/17	500,000	462,846
				2,948,464
Total Bonds and Notes
(cost $188,712,245)				187,692,718

Other Investment--1.8%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,718,000)			9,718,000 [g]	9,718,000

Investment of Cash Collateral for
Securities Loaned--6.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $36,500,991)			36,500,991 [g]	36,500,991

Total Investments (cost $568,250,498)			108.2%	590,705,665
Liabilities, Less Cash and Receivables			(8.2%)	(44,758,064)
Net Assets			100.0%	545,947,601

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At August 31, 2007, the total market value of the fund's securities on loan is $35,040,100 and the total market value of the collateral held by the fund is $36,500,991.
c	Variable rate security--interest rate subject to periodic change.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $9,246,600 or 1.7% of net assets.
e	Purchased on a forward commitment basis.
f	Purchased on a delayed delivery basis.
g	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds II

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)